Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Loan capital
Balance as at beginning of year	$ 29,067	$ 23,949
Issuances	6,527	7,628
Maturities, repayments, buy backs and reductions	(2,344)	(1,548)
Total cash movements	4,183	6,080
Fx translation impact	1,723	(86)
Fair value hedge accounting adjustments	(3,254)	(902)
Other	(465)	26
Total non-cash movements	(1,996)	(962)
Balance as at end of year	31,254	29,067
Parent Entity
Loan capital
Balance as at beginning of year	29,067	23,949
Issuances	6,007	7,628
Maturities, repayments, buy backs and reductions	(2,344)	(1,548)
Total cash movements	3,663	6,080
Fx translation impact	1,723	(86)
Fair value hedge accounting adjustments	(3,254)	(902)
Other	(465)	26
Total non-cash movements	(1,996)	(962)
Balance as at end of year	$ 30,734	$ 29,067